Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Transactions with Related Parties
The following table reflects significant transactions and outstanding balances with related parties (excluding compensation to key management personnel) during and at the end of the reporting period:

	Other Related Parties
	2026 $’000	2025 $’000
Transactions with related parties
Purchases of goods and services	(203)	(213)

Outstanding balances with related parties
Purchases of goods and services	(56)	(53)